Goldman Sachs Large Cap Equity Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	14.26%	13.90%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.08%	13.95%	13.58%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.98%	12.23%	10.93%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.79%	10.83%	10.15%